Private Placement (Details) - Private Placement Warrants [Member] - $ / shares		6 Months Ended
	Jan. 19, 2021	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Number of units issued	2,000,000	2,000,000	2,000,000
Warrants price per share (in Dollars per share)		$ 1.00	$ 1.00
Aggregate of warrant shares		2,000,000	2,000,000
Private placement description		Each Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).	Each Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment(see Note 7).
Class A Common Stock
Private Placement (Details) [Line Items]
Warrants price per share (in Dollars per share)			$ 11.50